Income Taxes - Pretax earnings from continuing operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pre-tax Income [Line Items]
Total pre-tax earnings	$ (42,562)	$ (38,868)
Americas - U.S.
Pre-tax Income [Line Items]
Total pre-tax earnings	(38,720)	(38,471)
Americas - other
Pre-tax Income [Line Items]
Total pre-tax earnings	$ (3,842)	$ (397)